Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2015

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$1,183,328	$-	$1,183,328
Obligations of U.S. Government sponsored entities	-	939,641	-	939,641
Obligations of Puerto Rico, States and political subdivisions	-	22,359	-	22,359
Collateralized mortgage obligations - federal agencies	-	1,560,837	-	1,560,837
Mortgage-backed securities	-	2,342,762	1,434	2,344,196
Equity securities	276	2,122	-	2,398
Other	-	10,233	-	10,233
Total investment securities available-for-sale	$276	$6,061,282	$1,434	$6,062,992

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$4,590	$-	$4,590
Collateralized mortgage obligations	-	223	1,831	2,054
Mortgage-backed securities - federal agencies	-	44,701	6,454	51,155
Other	-	13,173	687	13,860
Total trading account securities	$-	$62,687	$8,972	$71,659
Mortgage servicing rights	$-	$-	$211,405	$211,405
Derivatives	-	16,959	-	16,959
Total assets measured at fair value on a recurring basis	$276	$6,140,928	$221,811	$6,363,015
Liabilities
Derivatives	$-	$(14,343)	$-	$(14,343)
Contingent consideration	-	-	(120,380)	(120,380)
Total liabilities measured at fair value on a recurring basis	$-	$(14,343)	$(120,380)	$(134,723)

At December 31, 2014

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$700,154	$-	$700,154
Obligations of U.S. Government sponsored entities	-	1,724,973	-	1,724,973
Obligations of Puerto Rico, States and political subdivisions	-	61,712	-	61,712
Collateralized mortgage obligations - federal agencies	-	1,910,030	-	1,910,030
Mortgage-backed securities	-	903,037	1,325	904,362
Equity securities	323	2,299	-	2,622
Other	-	11,306	-	11,306
Total investment securities available-for-sale	$323	$5,313,511	$1,325	$5,315,159

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$7,954	$-	$7,954
Collateralized mortgage obligations	-	261	1,375	1,636
Mortgage-backed securities - federal agencies	-	104,463	6,229	110,692
Other	-	16,682	1,563	18,245
Total trading account securities	$-	$129,360	$9,167	$138,527
Mortgage servicing rights	$-	$-	$148,694	$148,694
Derivatives	-	25,362	-	25,362
Total assets measured at fair value on a recurring basis	$323	$5,468,233	$159,186	$5,627,742
Liabilities
Derivatives	$-	$(23,032)	$-	$(23,032)
Contingent consideration	-	-	(133,634)	(133,634)
Total liabilities measured at fair value on a recurring basis	$-	$(23,032)	$(133,634)	$(156,666)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2015

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$67,915	$67,915	$(63,002)
Loans held-for-sale[2]	-	-	44,923	44,923	(66)
Other real estate owned[3]	-	574	66,694	67,268	(46,164)
Other foreclosed assets[3]	-	-	75	75	(847)
Total assets measured at fair value on a nonrecurring basis	$-	$574	$179,607	$180,181	$(110,079)

Year ended December 31, 2014

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$71,750	$71,750	$(15,405)
Loans held-for-sale[2]	-	-	21,609	21,609	(38)
Other real estate owned[3]	-	6,610	86,520	93,130	(42,366)
Other foreclosed assets[3]	-	-	1,368	1,368	(1,622)
Total assets measured at fair value on a nonrecurring basis	$-	$6,610	$181,247	$187,857	$(59,431)

Year ended December 31, 2013

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$25,673	$25,673	$(21,348)
Loans held-for-sale[2]	-	-	-	-	(364,820)
Other real estate owned[3]	-	2,849	84,732	87,581	(43,861)
Other foreclosed assets[3]	-	-	638	638	(617)
Total assets measured at fair value on a nonrecurring basis	$-	$2,849	$111,043	$113,892	$(430,646)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2015
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2015	$1,325	$1,375	$6,229	$1,563	$148,694	$159,186	$(133,634)	$(133,634)
Gains (losses) included in earnings	(2)	(2)	(42)	94	(13,349)	(13,301)	12,292	12,292
Gains (losses) included in OCI	(7)	-	-	-	-	(7)	-	-
Additions	118	808	1,126	-	76,060	78,112	-	-
Sales	-	(43)	(187)	-	-	(230)	-	-
Settlements	-	(307)	(672)	(970)	-	(1,949)	-	-
Adjustments	-	-	-	-	-	-	962	962
Balance at December 31, 2015	$1,434	$1,831	$6,454	$687	$211,405	$221,811	$(120,380)	$(120,380)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2015	$-	$2	$(21)	$38	$6,087	$6,106	$12,292	$12,292

Year ended December 31, 2014
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2014	$6,523	$1,423	$9,799	$1,929	$161,099	$180,773	$(128,299)	$(128,299)
Gains (losses) included in earnings	(31)	(11)	(165)	(366)	(24,773)	(25,346)	(1,791)	(1,791)
Gains (losses) included in OCI	(249)	-	-	-	-	(249)	-	-
Additions	-	270	805	-	12,583	13,658	(4,330)	(4,330)
Sales	(4,350)	-	(2,110)	-	-	(6,460)	-	-
Settlements	(568)	(307)	(2,100)	-	(215)	(3,190)	786	786
Balance at December 31, 2014	$1,325	$1,375	$6,229	$1,563	$148,694	$159,186	$(133,634)	$(133,634)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2014	$-	$(7)	$(72)	$(144)	$(6,120)	$(6,343)	$(1,791)	$(1,791)

Year ended December 31, 2013
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2013	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Gains (losses) included in earnings	(7)	(18)	(39)	(311)	(11,403)	(11,778)	(16,297)	(16,297)
Gains (losses) included in OCI	(40)	-	-	-	-	(40)	-	-
Additions	-	25	859	-	19,307	20,191	-	-
Sales	-	(802)	(100)	-	-	(902)	-	-
Settlements	(500)	(281)	(2,738)	-	(1,235)	(4,754)	-	-
Balance at December 31, 2013	$6,523	$1,423	$9,799	$1,929	$161,099	$180,773	$(128,299)	$(128,299)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2013	$-	$(4)	$159	$14	$15,024	$15,193	$(16,297)	$(16,297)

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2015		2014		2013
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(2)	$-	$(31)	$-	$(7)	$-
FDIC loss share (expense)
income	9,559	9,559	(1,791)	(1,791)	(15,994)	(15,994)
Mortgage banking activities	(13,349)	6,087	(24,773)	(6,120)	(11,403)	15,024
Trading account (loss) profit	50	19	(542)	(223)	(368)	169
Other operating income	2,733	2,733	-	-	(303)	(303)
Total	$(1,009)	$18,398	$(27,137)	$(8,134)	$(28,075)	$(1,104)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair value
	at December 31,
(In thousands)	2015	Valuation technique	Unobservable inputs	Weighted average (range)
CMO's - trading	$1,831	Discounted cash flow model	Weighted average life	2.9 years (0.4 - 4.7 years)
			Yield	3.8% (1.1% - 4.7%)
			Constant prepayment rate	20.9% (18.0% - 23.8%)
Other - trading	$687	Discounted cash flow model	Weighted average life	5.4	years
			Yield	12.1%
			Constant prepayment rate	10.8%
Mortgage servicing rights	$211,405	Discounted cash flow model	Prepayment speed	6.5% (0.2% - 22.1%)
			Weighted average life	6.7 years (0.1 - 17.4 years)
			Discount rate	11.3% (9.5% - 15.0%)
Contingent consideration	$(119,745)	Discounted cash flow model	Credit loss rate on covered loans	3.4% (0.0% - 100.0%)
			Risk premium component
			of discount rate	6.0%
Loans held-in-portfolio	$67,870 [1]	External appraisal	Haircut applied on
			external appraisals	40.0% (38.5% - 40.0%)
Other real estate owned	$61,576 [2]	External appraisal	Haircut applied on
			external appraisals	23.3% (15.0% - 50.0%)
Other foreclosed assets	$75 [3]	External appraisal	Haircut applied on
			external appraisals	1.0%